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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one):        [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RMCP GP LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California 90067

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Willem Mesdag
Title:    Authorized Signatory
Phone:    (310) 432-0200

Signature, Place, and Date of Signing:

/s/ Willem Mesdag           Los Angeles, CA           February 8, 2010
_________________           _______________           ________________
[Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

              Number of Other Included Managers:            1
                                                       -----------
              Form 13F Information Table Entry Total:       8
                                                       -----------
              Form 13F Information Table Value Total:   $119,959
                                                       -----------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number               Name
          ---  -------------------- ----------------------------------
          1      28-_____________   Red Mountain Capital Partners LLC

                          FORM 13F INFORMATION TABLE

 COLUMN 1    COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------ -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                  VOTING AUTHORITY
NAME OF      TITLE OF            VALUE    SHRS OR  SH/PUT/  INVESTMENT  OTHER   ---------------------
ISSUER        CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------      -------- --------- -------- --------- -------- ---------- -------- --------- ------ ----
AFFIRMATIVE
 INSURANCE
 HLDGS INC     COM    008272106   3,488    854,818    SH     DEFINED      1       854,818   0     0

AIR
 TRANSPORT
 SERVICE
 GRP I         COM    00922R105  22,129  8,382,230    SH     DEFINED      1     8,382,230   0     0

AMERICAN
 ECOLOGY       COM
 CORP          NEW    025533407   6,265    367,654    SH     DEFINED      1       367,654   0     0

COST PLUS
 INC CALIF     COM    221485105   2,815  2,759,461    SH     DEFINED      1     2,759,461   0     0

ENCORE CAP
 GROUP INC     COM    292554102  59,770  3,435,062    SH     DEFINED      1     3,435,062   0     0

MARLIN
 BUSINESS
 SVCS CORP     COM    571157106   6,265    790,074    SH     DEFINED      1       790,074   0     0

MARTEN
 TRANS LTD     COM    573075108   7,976    444,334    SH     DEFINED      1       444,334   0     0

NATURES
 SUNSHINE
PRODUCTS IN    COM    639027101  11,251  1,317,474    SH     DEFINED      1     1,317,474   0     0